Goodwill - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.20%	2.30%
Discount rate applied to cash flow projections	5.30%	5.30%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 5,869	£ 5,444	£ 6,096
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	5,885	5,458
Goodwill | Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	16	14
Goodwill | New York | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,382	3,137
Goodwill | Massachusetts | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,264	1,173
Goodwill | Rhode Island | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	470	436
Goodwill | Federal | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 753	£ 698